Nature of the business	6 Months Ended
Jun. 30, 2019
Nature of the business [Abstract]
Nature of the business
Note 1. - Nature of the business

Atlantica Yield plc (“Atlantica” or the “Company”) was incorporated in England and Wales as a private limited company on December 17, 2013 under the name Abengoa Yield Limited. On March 19, 2014, the Company was re-registered as a public limited company, under the name Abengoa Yield plc. On May 13, 2016, the change of the Company´s registered name to Atlantica Yield plc was filed with the Registrar of Companies in the United Kingdom.

Atlantica is a sustainable total return infrastructure company that owns, manages and acquires renewable energy, efficient natural gas, electric transmission lines and water assets focused on North America (the United States, Mexico and Canada), South America (Peru, Chile and Uruguay) and EMEA (Spain, Algeria and South Africa).

Atlantica’s shares began trading on the NASDAQ Global Select Market under the symbol “ABY” on June 13, 2014. The symbol changed to “AY” on November 11, 2017.

On March 9, 2018 and on November 27, 2018, Algonquin Power & Utilities (“Algonquin”) announced that it completed the acquisition from Abengoa S.A, (“Abengoa”) of a 25% and 16.47% equity interest in Atlantica, respectively. Algonquin is the largest shareholder of the Company and currently owns a 44.2% stake in Atlantica. Algonquin does not consolidate the Company in its consolidated financial statements.

During the year 2018, the Company completed the following acquisitions:

-	On February 28, 2018, the Company closed the acquisition of a 100% stake in a 4 MW hydroelectric power plant in Peru (“Mini-Hydro”) for approximately $9 million;
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On October 10, 2018, the Company closed the acquisition of a 5% stake in a natural gas transportation in Mexico (Pemex Transportation System or “PTS”). Consideration for this 5% stake, which amounts to approximately $7 million, will be disbursed progressively as construction progresses;

-	On December 11, 2018, the Company closed acquisition of a 66kV transmission line in operation in Chile (“Chile TL3”) for approximately $6 million;
-	On December 14, 2018, the Company closed the acquisition of a 100% stake in a 50 MW on-shore wind plant in Uruguay (“Melowind”) for approximately $45 million;
-	On December 28, 2018, the Company completed the acquisition of a transmission line, which is an expansion of ATN (“ATN expansion 1”) for approximately $16 million.

On January 29, 2019, the Company entered into an agreement with Abengoa under the Right of First Offer (“ROFO”) Agreement for the acquisition of Befesa Agua Tenes, S.L.U., a holding company which in turn owns a 51% stake in Tenes, a water desalination plant in Algeria. Closing of the acquisition is subject to conditions precedent, including the approval by the Algerian administration. At this stage, the Company cannot guarantee it will obtain this approval nor the expected timing of such approval. The price agreed for the equity value is $24.5 million, of which $19.9 million was paid in January 2019 as an advance payment and the rest is expected to be paid once the conditions precedent are fulfilled. If all the conditions precedent are not fulfilled by September 30, 2019, the advance payment shall be progressively reimbursed by Abengoa through a full cash-sweep of all the dividends to be received and in any case no later than September 30, 2031, together with an annual 12% interest. These dividends would be guaranteed by a right of usufruct over the economic rights and certain political rights and a pledge over the shares of Befesa Agua Tenés, S.L.U., granted by Abengoa to the Company.

On April 15, 2019, the Company entered into an agreement to acquire a 30% stake in Monterrey, a 142 MW gas-fired engine facility including 130MW installed capacity and 12 MW battery capacity. The acquisition was closed on August 2, 2019, after conditions precedent were fulfilled, and the Company paid $42 million for the total equity investment. The asset, located in Mexico, has been in operation since 2018 and represents the first investment in electric batteries for the Company. It has a U.S. dollar-denominated 20-year PPA with two international large corporations engaged in the car manufacturing industry as well as a 20-year contract for the natural gas transportation with a U.S. energy company. The PPA also includes price escalation factors. The asset is the sole electricity supplier for the off-takers, it has no commodity risk and also has the possibility to sell excess energy to the North-East region of the country. The Company also entered into a ROFO agreement with the seller of the shares for the remaining 70% stake in the asset.

On May 9, 2019, the Company entered into a partnership agreement with Algonquin, investing $4.9 million in the equity of a wind farm plant, Amherst Island, with a 75 MW installed capacity, owned and operated by Algonquin in Canada.

The following table provides an overview of the concessional assets the Company owned as of June 30, 2019:

Assets	Type	Ownership	Location	Currency(8)	Capacity (Gross)	Counterparty Credit Ratings(9)	COD*	Contract Years Left (13)

Solana	Renewable (Solar)	100% Class B(1)	Arizona (USA)	USD	280 MW	A-/A2/A-	2013	25

Mojave	Renewable (Solar)	100%	California (USA)	USD	280 MW	D/WR/WD	2014	21

Solaben 2 & 3	Renewable (Solar)	70%(2)	Spain	Euro	2x50 MW	A-/Baa1/A-	2012	19/18

Solacor 1 & 2	Renewable (Solar)	87%(3)	Spain	Euro	2x50 MW	A-/Baa1/A-	2012	18/18

PS10/PS20	Renewable (Solar)	100%	Spain	Euro	31 MW	A-/Baa1/A-	2007& 2009	13/15

Helioenergy 1 & 2	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A-/Baa1/A-	2011	18/18

Helios 1 & 2	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A-/Baa1/A-	2012	19/19

Solnova 1, 3 & 4	Renewable (Solar)	100%	Spain	Euro	3x50 MW	A-/Baa1/A-	2010	16/16/17

Solaben 1 & 6	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A-/Baa1/A-	2013	20/20

Kaxu	Renewable (Solar)	5%(4)	South Africa	Rand	100 MW	BB/Baa3/ BB+(10)	2015	16

Palmatir	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB/Baa2/BBB-(11)	2014	15

Cadonal	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB/Baa2/BBB-(11)	2014	16

ACT	Efficient natural gas	100%	Mexico	USD	300 MW	BBB+/ Baa3/BB+	2013	14

ATN (12)	Transmission line	100%	Peru	USD	365 miles	BBB+/A3/BBB+	2011	22

ATS	Transmission line	100%	Peru	USD	569 miles	BBB+/A3/BBB+	2014	25

ATN 2	Transmission line	100%	Peru	USD	81 miles	Not rated	2015	14

Quadra 1	Transmission line	100%	Chile	USD	49 miles	Not rated	2014	16

Quadra 2	Transmission line	100%	Chile	USD	32 miles	Not rated	2014	16

Palmucho	Transmission line	100%	Chile	USD	6 miles	BBB+/Baa1/ BBB+	2007	19

Chile TL3	Transmission line	100%	Chile	USD	50 miles	A+/A1/A	1993	Regulated

Skikda	Water	34.2%(5)	Algeria	USD	3.5 M ft3/day	Not rated	2009	15

Honaine	Water	25.5%(6)	Algeria	USD	7 M ft3/ day	Not rated	2012	19

Seville PV	Renewable (Solar)	80%(7)	Spain	Euro	1 MW	A-/Baa1/A-	2006	17

Melowind	Renewable (Wind)	100%	Uruguay	USD	50MW	BBB/Baa2/BBB-	2015	17

Mini-Hydro	Renewable (Hydraulic)	100%	Peru	USD	4 MW	BBB+/A3/ BBB+	2012	14

(1)
On September 30, 2013, Liberty Interactive Corporation agreed to invest $300 million in Class A shares of ASO Holdings Company LLC, the holding company of Solana, in exchange for a share of the dividends and the taxable losses generated by Solana.

(2)	Itochu Corporation, a Japanese trading company, holds 30% of the shares in each of Solaben 2 and Solaben 3.

(3)	JGC, a Japanese engineering company, holds 13% of the shares in each of Solacor 1 and Solacor 2.

(4)	Kaxu is owned by the Company (51%), Industrial Development Corporation of South Africa (29%) and Kaxu Community Trust (20%).

(5)	Algerian Energy Company, SPA owns 49% of Skikda and Sacyr Agua, S.L. owns the remaining 16.83%.

(6)	Algerian Energy Company, SPA owns 49% of Honaine and Sacyr Agua, S.L. owns the remaining 25.5%.

(7)	Instituto para la Diversificación y Ahorro de la Energía (“Idae”), a Spanish state owned company, holds 20% of the shares in Seville PV.

(8)	Certain contracts denominated in U.S. dollars are payable in local currency.

(9)	Reflects the counterparty’s credit ratings issued by Standard & Poor’s Ratings Services, or S&P, Moody’s Investors Service Inc., or Moody’s, and Fitch Ratings Ltd, or Fitch.

(10)	Refers to the credit rating of the Republic of South Africa. The offtaker is Eskom, which is a state-owned utility company in South Africa.

(11)	Refers to the credit rating of Uruguay, as UTE (Administración Nacional de Usinas y Transmisoras Eléctricas) is unrated.

(12)	Including the acquisition of ATN expansion 1.

(13)	As of December 31, 2018.

(*)	Commercial Operation Date.

The project financing arrangement of Kaxu contains cross-default provisions related to Abengoa such that debt defaults by Abengoa, subject to certain threshold amounts and/or a restructuring process, could trigger a default under the Kaxu project financing arrangement. In March 2017, Atlantica obtained a waiver in its Kaxu project financing arrangement which waives any potential cross-defaults with Abengoa up to that date, but it does not cover potential future cross-default events. As of June 30, 2019, there are no cross-default events with Abengoa.